MANAGEMENT'S LIQUIDITY PLANS (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsidiary, Sale of Stock [Line Items]
Working Capital		$ 12,835,370		$ 519,296
Stockholders' Equity Attributable to Parent		12,663,179		1,069,604	$ (29,600)	$ 826,049
Net Loss		$ 781,265	$ 254,410	1,819,684	$ 872,641
Stock Issued During Period, Value, New Issues				$ 2,489,999
Proceeds from Issuance of Common Stock	$ 13,950,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	11,250,000
Share Price	$ 1.00
Stock Issued During Period, Value, New Issues	$ 11,250,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	2,700,000
Stock Issued During Period, Value, New Issues	$ 2,700,000